Provisions and contingent liabilities - Summary of other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions	R$ 97,678	R$ 43,541	R$ 29,308	R$ 19,711
Judicial deposits	22,108	12,077
Tax contingencies
Disclosure of other provisions [line items]
Other provisions	1,537	0
Civil contingencies
Disclosure of other provisions [line items]
Other provisions	37,921	20,419
Labor contingencies
Disclosure of other provisions [line items]
Other provisions	57,965	7,908
Other provisions (i)
Disclosure of other provisions [line items]
Other provisions	R$ 255	R$ 15,214